Cover	12 Months Ended
Dec. 31, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	Antelope Enterprise Holdings Limited (the “Company”) is filing this Amendment No. 1 (“Amendment No. 1”) to the Annual Report on Form 20-F for the year ended December 31, 2024 (the “Original Form 20-F”), as filed with the United States Securities and Exchange Commission (the “SEC”) on May 1, 2025 (the “Original Filing Date”), to address a clerical error that the report of independent registered public accounting firm, ARK Pro CPA & Co, who audited the consolidated statements of financial position of the Company and subsidiaries as of December 31, 2023, and the related consolidated statements of comprehensive income (loss), changes in equity and cash flows for the year ended December 31, 2023, and the related notes, was inadvertently omitted. This Amendment No. 1 is being filed solely to address the error as set out above. This Amendment No. 1 speaks as of the Original Filing Date, or May 1, 2025. Except as required to reflect the amendment, this Amendment No. 1 does not amend, update or restate any of the information previously included in the Original Form 20-F, nor does this Amendment No. 1 reflect any event that has occurred after the date of the Original Form 20-F. Accordingly, this Amendment No. 1 should be read in conjunction with the Original Form 20-F and the Company’s other filings with the SEC subsequent to May 1, 2025. Pursuant to Rule 12b-15 under the Securities Exchange Act of 1934 (the “Exchange Act”), this Amendment No. 1 also includes as exhibits the certifications of the Chief Executive Officer and Chief Financial Officer of the Company pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act of 2002.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-34944
Entity Registrant Name	Antelope Enterprise Holdings Limited
Entity Central Index Key	0001470683
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Suite 7540
Entity Address, Address Line Two	The Empire State Building
Entity Address, Address Line Three	350 Fifth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Country	US
Entity Address, Postal Zip Code	10118
Title of 12(b) Security	Class A Ordinary Shares
Trading Symbol	AEHL
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	35,809,942
Document Financial Statement Error Correction [Flag]	false
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of Antelope Enterprise Holdings Limited and its subsidiaries (collectively, the “Company”) as of December 31, 2024, and the related statements of operations, changes in shareholders’ deficits and cash flows for each of the two years in the period ended December 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial positions of the Company as of December 31, 2024, and the results of its operations and its cash flows for the period ended December 31, 2024, in conformity with International Financial Reporting Standards.
Auditor Name	AssentSure PAC
Auditor Location	Singapore
Auditor Firm ID	6783
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Suite 7540
Entity Address, Address Line Two	The Empire State Building
Entity Address, Address Line Three	350 Fifth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Country	US
Entity Address, Postal Zip Code	10118
City Area Code	+1
Local Phone Number	(838) 500 8888
Contact Personnel Name	Tingting Zhang